Credit Facility and Other Financing Information (Details 3) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended
	Mar. 31, 2014 Revolving Credit Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Apr. 30, 2014 Revolving Credit Facility [Member] Subsequent Event [Member]	Mar. 31, 2014 Replaced Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 1,100,000,000.0	$ 1,100,000,000.0			$ 1,100,000,000.0
Line of credit facility, expiration date	Mar. 31, 2019	Apr. 28, 2016			Apr. 28, 2016
Minimum amount of borrowing capacity before a fixed charge coverage ratio applies	110,000,000	137,500,000.0
Line of credit, current borrowing capacity based on eligible collateral	1,064,500,000.0	972,100,000
Current borrowings on credit facility	240,000,000	90,000,000	0
Letters of credit, outstanding	67,500,000	67,100,000
Line of credit facility, remaining borrowing capacity	757,000,000	815,000,000
Debt Instrument, Covenant Description		The Credit Facility contains common restrictions, including limitations on, among other things, distributions and dividends, acquisitions and investments, indebtedness, liens and affiliate transactions. Availability is calculated as the lesser of the credit facility commitment or the Company’s eligible collateral after advance rates, less outstanding revolver borrowings and letters of credit. The Company’s obligation under its Credit Facility is secured by its inventory and accounts receivable and availability under the Credit Facility fluctuates monthly based on the varying levels of eligible collateral. In addition, the Credit Facility requires maintenance of a minimum fixed charge coverage ratio of one to one if availability under the Credit Facility is less than $137.5.
Line of credit facility, Weighted Average Interest Rate (in hundredths)		2.20%
Line Of Credit Facility, Additional Borrowing Capacity				$ 30,000,000